Trade receivables, reseller financing and other receivables - Summary of of Trade Receivables, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of trade receivables [line items]
Gross accounting balance	R$ 5,317,887	R$ 5,459,359
Allowance for expected credit losses	472,594	468,850
Current [member]
Summary of trade receivables [line items]
Gross accounting balance	4,289,620	4,412,278
Allowance for expected credit losses	23,517	24,131
Less than 30 days [member]
Summary of trade receivables [line items]
Gross accounting balance	141,756	61,451
Allowance for expected credit losses	4,452	4,683
31 to 60 days [member]
Summary of trade receivables [line items]
Gross accounting balance	40,402	57,753
Allowance for expected credit losses	8,186	2,841
61-90 days [member]
Summary of trade receivables [line items]
Gross accounting balance	27,360	23,845
Allowance for expected credit losses	4,093	3,646
91-180 days [member]
Summary of trade receivables [line items]
Gross accounting balance	57,289	47,430
Allowance for expected credit losses	17,396	15,609
More than 180 days [member]
Summary of trade receivables [line items]
Gross accounting balance	761,460	856,602
Allowance for expected credit losses	R$ 414,950	R$ 417,940
Weighted average [member] | Current [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	0.55%	0.55%
Weighted average [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	3.14%	7.62%
Weighted average [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	20.26%	4.92%
Weighted average [member] | 61-90 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	14.96%	15.29%
Weighted average [member] | 91-180 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	30.37%	32.91%
Weighted average [member] | More than 180 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	54.49%	48.79%